Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Schedule of Financial Assets

	December 31, 2020	December 31, 2019
	RMB’000	RMB’000
Financial assets at amortised cost
Current
Trade receivables (Note 16)	181,722	181,125
Financial assets included in prepayments, other receivables and other assets	6,377	2,624
Net investments in subleases	211	1,245
Amounts due from related parties	1,763	370
Amounts due from shareholders	100	105
Cash and cash equivalents	25,719	23,010
Total current financial assets	215,892	208,479
Non-current
Financial assets included in prepayments, other receivables and other assets	148	32,755
Net investments in subleases	202	2,325
Total non-current financial assets	350	35,080
Total financial assets	216,242	243,559

Schedule of Financial Liabilities

Lease liabilities and other financial liabilities at amortised cost, with carrying amounts that are reasonable approximations of fair values

	December 31, 2020	December 31, 2019
	RMB’000	RMB’000
Current
Trade payables	27,310	34,697
Financial liabilities included in other payables and accruals	29,485	20,190
Amount due to a related party	7,177	—
Amount due to a shareholder	325	—
Interest-bearing loans and borrowings	60,000	55,000
Lease liabilities	7,660	5,217
	131,957	115,104
Non-current
Other payable	—	31,700
Lease liabilities	9,830	9,496
	9,830	41,196
Total	141,787	156,300

Schedule of Foreign Currency Risk

The following tables demonstrate the sensitivity at the end of the reporting period to a reasonably possible change in the United States dollars (“US$”) and HK$ exchange rates, with all other variables held constant, of the Group’s profit/(loss) before tax. The impact on the Group’s profit/(loss) before tax is due to changes in the fair values of monetary assets and liabilities. The Group’s exposure to foreign currency risk for all other currencies is not material.

For the year ended December 31, 2020	Change in exchange rate	Effect on loss before tax
		RMB’000
US$	+5%	(608)
	−5%	608
HK$	+5%	—
	−5%	—

For the year ended December 31, 2019	Change in exchange rate	Effect on profit before tax
		RMB’000
US$	+5%	(1,302)
	−5%	1,302
HK$	+5%	1,672
	−5%	(1,672)

For the year ended December 31, 2018	Change in exchange rate	Effect on profit before tax
		RMB’000
US$	+5%	(924)
	−5%	924
HK$	+5%	(141)
	−5%	141

Schedule of Credit Quality and Maximum Exposure to Credit Risk

The tables below show the credit quality and the maximum exposure to credit risk based on the Group’s credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end staging classification as at December 31, 2020 and 2019. The amounts presented are gross carrying amounts for financial assets.

As at December 31, 2020

	12-month Expected Credit losses	Lifetime Expected Credit losses
	Stage 1	Stage 2	Stage 3	Simplified approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade receivables	—	—	—	192,540	192,540
Financial assets included in prepayments, other receivables and other assets
—Normal*	6,525	—	—	—	6,525
Net investments in subleases—Normal*	413	—	—	—	413
Amounts due from related parties—Normal*	1,763	—	—	—	1,763
Amounts due from shareholders—Normal*	100	—	—	—	100
Cash and cash equivalents
—not yet past due	25,719	—	—	—	25,719
	34,520	—	—	192,540	227,060

As at December 31, 2019

	12-month Expected Credit losses	Lifetime Expected Credit losses
	Stage 1	Stage 2	Stage 3	Simplified approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade receivables	—	—	—	184,471	184,471
Financial assets included in prepayments, other receivables and other assets
—Normal*	36,185	—	—	—	36,185
Net investments in subleases—Normal*	3,570	—	—	—	3,570
Amount due from a related party—Normal*	370	—	—	—	370
Amounts due from shareholders—Normal*	105	—	—	—	105
Cash and cash equivalents
—not yet past due	23,010	—	—	—	23,010
	63,240	—	—	184,471	247,711

*

The credit quality of the financial assets included in prepayments, other receivables and other assets, net investments in subleases, and amounts due from related parties and shareholders is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Information About Credit Risk Exposure on Group's Trade Receivables Using Provision Matrix

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

		Days past due
	Current	1 - 90 days	91 - 180 Days	>181 days	Total
December 31, 2020
Expected credit loss rate	2.39%	3.42%	6.39%	16.36%	5.62%
Gross carrying amount (RMB’000)	95,140	30,351	34,680	32,369	192,540
Expected credit loss (RMB’000)	2,270	1,039	2,215	5,294	10,818

		Days past due
	Current	1 - 90 days	91 - 180 Days	>181 days	Total
December 31, 2019
Expected credit loss rate	1.57%	1.94%	2.99%	6.01%	1.81%
Gross carrying amount (RMB’000)	155,781	17,931	2,905	7,854	184,471
Expected credit loss (RMB’000)	2,439	348	87	472	3,346

Maturity Profile of Groups Financial Liabilities at End of Reporting Period Based on Contractual Undiscounted Payments

The table below summarises the maturity profile of the Group’s financial liabilities as at the end of the reporting period based on the contractual undiscounted payments:

	On demand	Less than 1 year	>1 year	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at December 31, 2020
Interest-bearing loans and borrowings	10,000	54,306	—	64,306
Lease liabilities	—	8,263	13,515	21,778
Trade payables	—	27,310	—	27,310
Due to a shareholder	325	—	—	325
Due to a related party	—	7,177	—	7,177
Other payables and accruals	—	29,485	—	29,485
As at December 31, 2019
Interest-bearing loans and borrowings	5,000	54,323	—	59,323
Lease liabilities	—	5,634	14,721	20,355
Trade payables	—	34,697	—	34,697
Other payables and accruals	—	20,190	31,700	51,890

Schedule of Changes in Liabilities Arising from Financing Activities

	Interest- bearing		Due	Due to
	loans and borrowings	Lease liabilities	to a shareholder	a related party
	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2018	5,000	4,563	—	—
Changes from financing activities	34,700	(2,543)	—	—
Accretion of interest	—	141	—	—

As at December 31, 2018 and January 1, 2019	39,700	2,161	—	—
Changes from financing activities	15,300	(2,560)	—	—
Additions	—	14,499	—	—
Accretion of interest	—	613	—	—

As at December 31, 2019 and January 1, 2020	55,000	14,713	—	—
Changes from financing activities	5,000	(4,688)	—	7,177
Changes from operating activities	—	(778)	—	—
Acquisition of a subsidiary	—	—	325	—
Additions	—	5,682	—	—
Accretion of interest	—	2,561	—	—

As at December 31, 2020	60,000	17,490	325	7,177